Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
Note 9 – Goodwill and Intangible Assets, net
The gross carrying amount and accumulated amortization of the Company’s intangible assets, net, as of December 31, 2021 were as follows:

(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$10,048	$(3,442)	$6,606	15
Non-compete agreement	809	(139)	670	3
Customer relationships	18,625	(4,391)	14,234	5-10
Developed technology	70,900	(45,051)	25,849	8
Patents	2,050	(295)	1,755	3-19
Capitalized software	9,867	(2,971)	6,896	3-5

Total intangible assets	$112,299	$(56,289)	$56,010

The gross carrying amount and accumulated amortization of the Company’s intangible assets, net, as of December 31, 2020 were as follows:

(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,765)	$6,715	15
Customer relationships	6,003	(2,263)	3,740	5-10
Developed technology	70,900	(36,189)	34,711	8
Patents	1,423	(158)	1,265	4-19
Capitalized software	6,172	(1,668)	4,504	3-5

Total intangible assets	$93,978	$(43,043)	$50,935

Amortization expense for the years ended December 31, 2021, 2020 and 2019 was $13.3 million, $11.8 million and $12.4 million, respectively.

	Year Ended December 31,
(in thousands)	2021	2020	2019
Cost of sales	$9,000	$9,465	$10,678
Selling and marketing	1,820	—	—
General and administrative	2,477	2,384	1,685

Total amortization expense	$13,297	$11,849	$12,363

The changes in the carrying value of goodwill are as follows:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Beginning balance	$98,531	$98,520	$98,147
Business acquisitions	26,600	—	347
Foreign currency translation impact	(1,437)	11	26

Ending balance	$123,694	$98,531	$98,520